Schedule of mining assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 201,866
Acquisitions	250
Change in restoration provisions	(3,884)	$ 579
Balance at December 31, 2025	266,439	201,866
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	66,099
Balance at December 31, 2025	102,658	66,099
Mineral property acquisition and development costs [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	127,175
Balance at December 31, 2025	140,279	127,175
Exploration and evaluation projects [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	8,592
Balance at December 31, 2025	23,502	8,592
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	246,838	211,747
Additions	61,114	42,450
Acquisitions	13,885
Change in restoration provisions	(3,634)	579
Asset disposals	(5,014)	(2,723)
Translation adjustment	1,022	(5,215)
Balance at December 31, 2025	314,211	246,838
Gross carrying amount [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	76,289	60,226
Additions	40,134	20,033
Acquisitions
Change in restoration provisions
Asset disposals	(4,977)	(2,723)
Translation adjustment	(260)	(1,247)
Balance at December 31, 2025	111,186	76,289
Gross carrying amount [member] | Mineral property acquisition and development costs [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	161,957	143,227
Additions	20,836	22,291
Acquisitions
Change in restoration provisions	(3,884)	579
Asset disposals
Translation adjustment	614	(4,140)
Balance at December 31, 2025	179,523	161,957
Gross carrying amount [member] | Exploration and evaluation projects [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	8,592	8,294
Additions	144	126
Acquisitions	13,885
Change in restoration provisions	250
Asset disposals	(37)
Translation adjustment	668	172
Balance at December 31, 2025	23,502	8,592
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	44,972	46,066
Asset disposals		(1,649)
Translation adjustment	4,716	(934)
Balance at December 31, 2025	47,772	44,972
Amortization	1,956	1,489
Asset disposals	(3,872)
Accumulated depreciation amortisation [member] | Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	10,190	10,243
Asset disposals		(1,649)
Translation adjustment	695	98
Balance at December 31, 2025	8,528	10,190
Amortization	1,515	1,498
Asset disposals	(3,872)
Accumulated depreciation amortisation [member] | Mineral property acquisition and development costs [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	34,782	35,823
Asset disposals
Translation adjustment	4,021	(1,032)
Balance at December 31, 2025	39,244	34,782
Amortization	441	(9)
Asset disposals
Accumulated depreciation amortisation [member] | Exploration and evaluation projects [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024
Asset disposals
Translation adjustment
Balance at December 31, 2025
Amortization
Asset disposals